LEASES (Tables)	12 Months Ended
Dec. 31, 2023
LEASES
Summary of supplemental information related to operating leases

	Year ended		Year ended
	December 31, 2022		December 31, 2023
Operating lease ROU assets	33,909		23,382
Operating lease liabilities	35,229		23,648
Operating leases - Weighted average remaining lease term	2.11	years	1.46	years
Operating leases - Weighted average discount rate	3.3%		3.3%

Summary of lease cost

	Year ended	Year ended
	December 31, 2022	December 31, 2023
Operating lease cost	27,715	19,209
Short-term lease cost	192	168
Total	27,907	19,377
Cash paid for amounts included in the measurement of lease liabilities:
Operating cash flows for operating leases	17,743	20,263
Non-cash ROU assets in exchange for new lease liabilities:
Operating leases	12,289	7,958

Summary of maturity of operating lease liabilities

	As of December 31,	As of December 31,
	2022	2023
	RMB	RMB
2023	17,945	—
2024	16,304	18,976
2025	2,253	4,445
2026	—	821
2027 and thereafter	—	—
Subtotal	36,502	24,242
Less: imputed interest	1,273	594
Present value of operating lease liabilities	35,229	23,648